Cover	Dec. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2024
Current Fiscal Year End Date	--11-30
Entity File Number	0-5109
Entity Registrant Name	MICROPAC INDUSTRIES, INC.
Entity Central Index Key	0000065759
Entity Tax Identification Number	75-1225149
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1655 State Highway 66
Entity Address, City or Town	Garland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75040
City Area Code	(972)
Local Phone Number	272-3571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false